Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Since 2020, the Compensation Committee has not used annual awards of stock options as an element of employee compensation for our executive officers and other employees. We therefore (i) do not grant, and have not granted, stock options in anticipation of the release of material nonpublic information; (ii) we do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation; and (iii) we do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options. As stock options are not an element of employee compensation, we do not have a formal policy with respect to the timing of stock option grants, and we did not grant stock options or stock appreciation rights in 2024.

Award Timing Method	Since 2020, the Compensation Committee has not used annual awards of stock options as an element of employee compensation for our executive officers and other employees. We therefore (i) do not grant, and have not granted, stock options in anticipation of the release of material nonpublic information; (ii) we do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation; and (iii) we do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options. As stock options are not an element of employee compensation, we do not have a formal policy with respect to the timing of stock option grants, and we did not grant stock options or stock appreciation rights in 2024.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We therefore (i) do not grant, and have not granted, stock
options in anticipation of the release of material nonpublic information; (ii) we do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation; and (iii) we do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options.
MNPI Disclosure Timed for Compensation Value	false